Impairments (Tables)	12 Months Ended
Dec. 31, 2022
Impairments
Schedule of impairment

	Loans in
	the form
	of interest-	Loans to
	bearing	credit	Loans to the
Skr mn	securities	institutions	public	Off-balance	Total
2022
Expected credit losses, stage 1	-9	1	-26	-4	-38
Expected credit losses, stage 2	4	0	3	-1	6
Expected credit losses, stage 3	—	—	-15	0	-15
Established credit losses	—	—	—	—	—
Reserves applied to cover established credit losses	—	—	—	—	—
Recovered credit losses	—	—	12	1	13
Net credit losses	-5	1	-26	-4	-34
2021
Expected credit losses, stage 1	7	2	50	1	60
Expected credit losses, stage 2	6	0	23	0	29
Expected credit losses, stage 3	—	—	-46	0	-46
Established credit losses	—	—	-52	—	-52
Reserves applied to cover established credit losses	—	—	49	—	49
Recovered credit losses	—	—	1	—	1
Net credit losses	13	2	25	1	41
2020
Expected credit losses, stage 1	-6	-6	-81	-5	-98
Expected credit losses, stage 2	-11	0	-37	0	-48
Expected credit losses, stage 3	—	—	-7	0	-7
Established credit losses	—	—	-20	—	-20
Reserves applied to cover established credit losses	—	—	20	—	20
Recovered credit losses	—	—	—	—	—
Net credit losses	-17	-6	-125	-5	-153

Schedule of balances and reconciliation of changes in balances and loss allowances by stages

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	51,401	2,882	—	54,283	42,827	3,772	—	46,599
Loans to credit institutions	11,147	310	—	11,457	6,948	3,414	—	10,362
Loans to the public	167,354	33,851	6,713	207,918	147,137	30,999	2,284	180,420
Total, loans, before expected credit losses	229,902	37,043	6,713	273,658	196,912	38,185	2,284	237,381
Off balance, before expected credit losses
Guarantees	3,902	900	—	4,802	4,767	—	—	4,767
Committed undisbursed loans	49,492	20,620	5,257	75,369	26,810	28,466	105	55,381
Total, off balance, before expected credit losses	53,394	21,520	5,257	80,171	31,577	28,466	105	60,148
Total, before expected credit losses	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529
of which guaranteed (percent)	62.9	92.6	98.7	68.9	63.7	93.2	95.7	70.3
Loss allowance, loans
Loans in the form of interest-bearing securities	-23	-3	—	-26	-14	-7	—	-21
Loans to credit institutions	-2	0	—	-2	-4	0	—	-4
Loans to the public	-93	-19	-70	-182	-64	-20	-48	-132
Total, loss allowance, loans	-118	-22	-70	-210	-82	-27	-48	-157
Loss allowance, off balance[1]
Guarantees	0	0	—	0	0	—	—	0
Committed undisbursed loans	-12	-1	0	-13	-6	-1	0	-7
Total, loss allowance, off balance	-12	-1	0	-13	-6	-1	0	-7
Total, loss allowance	-130	-23	-70	-223	-88	-28	-48	-164
Provision ratio (percent)	0.05	0.04	0.58	0.06	0.04	0.04	2.01	0.06
1	Recognized under provision in the Consolidated Statement of Financial Position.

Loans and off balance, before loss allowance

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	228,489	66,651	2,389	297,529	226,456	66,485	1,482	294,423
Increase due to origination and acquisition	125,243	5,451	2,453	133,147	79,856	7,380	234	87,470
Transfer to stage 1	5,788	-7,798	—	-2,010	1,240	-1,302	—	-62
Transfer to stage 2	-4,447	3,845	—	-602	-4,676	4,223	—	-453
Transfer to stage 3	-7,980	-725	7,502	-1,203	-105	-948	945	-108
Decrease due to derecognition	-63,797	-8,861	-374	-73,032	-74,282	-9,187	-272	-83,741
Closing balance	283,296	58,563	11,970	353,829	228,489	66,651	2,389	297,529

Loss allowance

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-88	-28	-48	-164	-147	-56	-46	-249
Increases due to origination and acquisition	-67	-3	0	-70	-40	0	-25	-65
Net remeasurement of loss allowance	5	9	9	23	51	13	-43	21
Transfer to stage 1	-1	7	—	6	0	0	—	0
Transfer to stage 2	1	-12	—	-11	2	-6	—	-4
Transfer to stage 3	1	3	-23	-19	0	2	-21	-19
Decreases due to derecognition	22	2	0	24	47	20	43	110
Decrease in allowance account due to write-offs	—	—	—	—	—	—	49	49
Exchange-rate differences[1]	-3	-1	-8	-12	-1	-1	-5	-7
Closing balance	-130	-23	-70	-223	-88	-28	-48	-164
1	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Summary of loan credit quality, before expected credit losses, allocated by stage

	December 31, 2022				December 31, 2021
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	—	—	—	—	—	—	—	—
AA+ to A-	28,382	—	—	28,382	25,815	—	—	25,815
BBB+ to BBB-	150,441	3,085	—	153,526	131,514	2,258	—	133,772
BB+ to BB-	38,523	25,309	—	63,832	32,247	25,043	—	57,290
B+ to B-	12,396	6,663	—	19,059	6,697	5,461	—	12,158
CCC to D	160	1,986	6,713	8,859	639	5,423	2,284	8,346
Total, before expected credit losses	229,902	37,043	6,713	273,658	196,912	38,185	2,284	237,381